Above market acquired charters - Additional information - Capital Product Partners L.P. (Details) - Capital Product Partners, L.P. ("CPLP") - USD ($)			12 Months Ended
	May 04, 2018	Jan. 17, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisitions			$ 10,041,000
Amortization			$ 2,510,000	$ 827,000	$ 234,000
M/T Anikitos including a time charter
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisitions	$ 496
M/T Aristaios including a time charter
Acquired Finite-Lived Intangible Assets [Line Items]
Acquisitions		$ 9,545